Deposits and other borrowings (Tables)	6 Months Ended
Mar. 31, 2021
Deposits and other borrowings
Schedule of deposits and other borrowings

Note 12. Deposits and other borrowings[1]

	As at	As at	As at	% Mov't
	31 March	30 Sept	31 March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Australia
Certificates of deposit	26,273	25,647	21,029	2	25
Non-interest bearing, repayable at call	49,467	48,303	44,557	2	11
Other interest bearing at call	315,218	304,761	274,071	3	15
Other interest bearing term	110,470	125,820	141,933	(12)	(22)
Total Australia	501,428	504,531	481,590	(1)	4
New Zealand
Certificates of deposit	3,020	2,773	3,452	9	(13)
Non-interest bearing, repayable at call	12,588	10,711	9,526	18	32
Other interest bearing at call	29,022	26,300	25,822	10	12
Other interest bearing term	26,389	28,689	31,925	(8)	(17)
Total New Zealand	71,019	68,473	70,725	4	—
Other overseas
Certificates of deposit	7,859	7,258	14,638	8	(46)
Non-interest bearing, repayable at call	—	868	1,007	(100)	(100)
Other interest bearing at call	753	1,864	1,834	(60)	(59)
Other interest bearing term	4,342	8,137	13,126	(47)	(67)
Total other overseas	12,954	18,127	30,605	(29)	(58)
Total deposits and other borrowings	585,401	591,131	582,920	(1)	—
1.	Non-interest bearing relates to instruments which do not carry a rate of interest.